CASH AND BANK BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND BANK BALANCES
Schedule of cash and bank balances

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Cash on hand	8	18
Cash at banks	12,336	8,194
Cash and bank balances	12,344	8,212

Schedule of cash and bank balances that are denominated in various currencies	Cash and bank balances are denominated in the following currencies:

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Renminbi	1,067	784
Hong Kong dollars	77	6
US dollars	11,200	7,422
	12,344	8,212